SUMMARY OF MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Disclosure of detailed information about property, plant and equipment
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Buildings	25 to 40 years
Production equipment	3 to 10 years
Other equipment	3 to 10 years

	Note	Land	Buildings and leaseholds	Production equipment	Other equipment	Total
Cost:
Balance, at March 31, 2023		$36,601	$199,647	$42,838	$93,638	$372,724
Additions		4,400	30,559	7,248	16,623	58,830
Acquisition of subsidiaries	5	843	10,404	4,039	2,305	17,591
Disposals		(2,083)	(14,630)	(526)	(6,227)	(23,466)
Exchange and other adjustments (i)		(34)	245	865	(3,916)	(2,840)
Balance, at March 31, 2024		$39,727	$226,225	$54,464	$102,423	$422,839
Additions		1,498	9,139	7,445	15,870	33,952
Acquisition of subsidiaries	5	4,359	11,212	2,060	1,971	19,602
Disposals		—	(2,178)	(1,832)	(6,354)	(10,364)
Exchange and other adjustments (i)		3,482	9,080	5,168	(490)	17,240
Balance, at March 31, 2025		$49,066	$253,478	$67,305	$113,420	$483,269

		Land	Buildings and leaseholds	Production equipment	Other equipment	Total
Depreciation:
Balance, at March 31, 2023		$—	$(44,290)	$(15,522)	$(49,793)	$(109,605)
Depreciation expense		—	(9,344)	(7,070)	(12,041)	(28,455)
Disposals		—	7,114	111	5,979	13,204
Exchange and other adjustments (i)		—	(260)	(272)	(474)	(1,006)
Balance, at March 31, 2024		$—	$(46,780)	$(22,753)	$(56,329)	$(125,862)
Depreciation expense		—	(12,627)	(8,293)	(12,754)	(33,674)
Disposals		—	579	1,301	5,813	7,693
Exchange and other adjustments (i)		—	(2,249)	(1,498)	(2,631)	(6,378)
Balance, at March 31, 2025		$—	$(61,077)	$(31,243)	$(65,901)	$(158,221)
Net book value:
At March 31, 2025		$49,066	$192,401	$36,062	$47,519	$325,048
At March 31, 2024		$39,727	$179,445	$31,711	$46,094	$296,977
(i) Represents translation from the functional currency of the related foreign operations into Canadian dollars at the period-end exchange rate. The resulting exchange differences are recognized in the consolidated statements of comprehensive income.